Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities [abstract]
Accounts payable and accrued liabilities [Text Block]
15. Accounts payable and accrued liabilities
	December 31,	December 31,
	2022	2021
	$	$

Trade payables (i)	648	9,678
Other payables (i)	3,745	13,568
Accrued interests on long-term debt	131	142
Sales taxes payable	179	-
Other accrued liabilities (i)	2,122	6,661
	6,825	30,049

(i) The significant decrease between December 31, 2022 and 2021 is mostly the result of the deconsolidation of Osisko Development on September 30, 2022 (Note 31).